Earnings per share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Shares
Earnings per share [line items]
Antidilutive share equivalents excluded (in shares)	2	4	5
Performance Shares
Earnings per share [line items]
Antidilutive share equivalents excluded (in shares)	24	21	14
Maximum | Stock Option
Earnings per share [line items]
Antidilutive share equivalents excluded (in shares)	1	1	1